FAIR VALUE MEASUREMENTS (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Contractual life (years)	4 months 24 days	6 months
Expected dividends	0.00%	0.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Annualized volatility	331.00%	275.00%
Risk-free investment rate	0.091%	0.014%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Annualized volatility	335.00%	624.00%
Risk-free investment rate	0.62%	0.12%